Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 6,159,823	$ 217,885
Restricted cash			9,565
Accounts receivable, net		281,585	206,329
Advances to a related party		50,000
Inventories		117,422	52,263
Prepayments and other current assets		68,830	46,426
Total Current Assets		6,677,660	532,468
Non-current assets:
Operating lease right-of-use assets			156,130
Property and equipment, net		45,594	58,885
Deferred tax assets			22,124
Deferred IPO costs			832,561
Other non-current assets			14,468
Total Non-current assets		45,594	1,084,168
Total Assets		6,723,254	1,616,636
Currents Liabilities:
Short-term bank loans		247,969
Accounts payables		10,412	18,000
Contract liabilities		121,239	28,668
Accrued expenses and other current liabilities		158,931	115,851
Operating lease liabilities, current			50,825
Total Current Liabilities		538,551	1,205,371
Non-current Liabilities
Operating lease liabilities, non-current			104,993
Total Non-current Liabilities			104,993
Total Liabilities		538,551	1,310,364
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		6,664,624	120,714
Statutory reserves		89,685	89,685
Retained earnings/(Accumulated deficit)		(522,851)	137,737
Accumulated other comprehensive loss		(48,180)	(43,064)
Total Shareholders’ equity		6,184,703	306,272
Total Liabilities and Shareholders’ Equity		6,723,254	1,616,636
Related Party
Currents Liabilities:
Due to related parties			992,027
Class A ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	658	433
Class B ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.